OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of changes in other financial assets
The following table outlines changes in other financial assets. Note 19 provides additional details on the fair value calculation of each investment.

ENTITY	ASSET TYPE	BALANCE, SEPTEMBER 30, 2024	FUNDED DURING THE YEAR	FAIR VALUE CHANGES	BALANCE, SEPTEMBER 30, 2025
Weekend Holdings Corp. ("WHC")	Preferred shares	$5,441	$—	$666	$6,107
Phylos Bioscience Inc. ("Phylos")	Secured convertible loan	$9,285	$—	$3,174	$12,459
Steady State LLC (d/b/a Open Book Extracts) ("OBX")	Convertible loan	$2,881	$207	$374	$3,462
Sanity Group GmbH ("Sanity Group")	Convertible loan	$19,153	$—	$4,399	$23,552
Sanity Group	Common shares	$3,967	$—	$1	$3,968
		$40,727	$207	$8,614	$49,548